CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Beginning balance (in shares) at Dec. 31, 2021	36,768
Beginning Balance at Dec. 31, 2021	$ 37	$ 745,936	$ 441	$ (303,622)	$ 442,792
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	512
Issuance of common stock under stock plans, including tax effects		2,310			2,310
Stock-based compensation expense		15,383			15,383
Unrealized gains (losses) on marketable securities, net of tax					0
Foreign currency translation			(2,979)		(2,979)
Net loss				(99,574)	(99,574)
Ending Balance (in shares) at Dec. 31, 2022	37,280
Ending Balance at Dec. 31, 2022	$ 37	763,629	(2,538)	(403,196)	357,932
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	734
Issuance of common stock under stock plans, including tax effects	$ 1	2,690			2,691
Stock-based compensation expense		16,823			16,823
Unrealized gains (losses) on marketable securities, net of tax			325		325
Foreign currency translation			541		541
Net loss				(28,354)	(28,354)
Ending Balance (in shares) at Dec. 31, 2023	38,014
Ending Balance at Dec. 31, 2023	$ 38	783,142	(1,672)	(431,550)	349,958
Increase (Decrease) in Stockholders' Equity
Issuance of common stock under stock plans, including tax effects (in shares)	559
Issuance of common stock under stock plans, including tax effects	$ 1	31			32
Stock-based compensation expense		19,987			19,987
Unrealized gains (losses) on marketable securities, net of tax			(219)		(219)
Foreign currency translation			(1,189)		(1,189)
Net loss				(38,531)	(38,531)
Ending Balance (in shares) at Dec. 31, 2024	38,573
Ending Balance at Dec. 31, 2024	$ 39	$ 803,160	$ (3,080)	$ (470,081)	$ 330,038